As filed with the Securities and Exchange Commission on March 12, 2015

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 193	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 195	☒

PIMCO ETF TRUST

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)	☒ on (April 10, 2015) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 193 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 92, which was filed with the Securities and Exchange Commission on June 17, 2014. This Post-Effective Amendment No. 193 is filed solely for the purpose of designating April 10, 2015 as the new effective date of Post-Effective Amendment No. 92, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 118 to the Trust’s Registration Statement, as filed August 29, 2014, Post-Effective Amendment No. 130 to the Trust’s Registration Statement, as filed September 25, 2014, Post-Effective Amendment No. 141 to the Trust’s Registration Statement, as filed October 23, 2014, Post-Effective Amendment No. 153 to the Trust’s Registration Statement, as filed November 20, 2014, Post-Effective Amendment No. 163 to the Trust’s Registration Statement, as filed December 18, 2014, Post-Effective Amendment No. 173 to the Trust’s Registration Statement, as filed January 15, 2015, and Post-Effective Amendment No. 183 to the Trust’s Registration Statement, as filed February 12, 2015. This Post-Effective Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 193 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 12th day of March, 2015.

PIMCO ETF TRUST
(Registrant)

By:
Brent R. Harris*, President

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	March 12, 2015
E. Philip Cannon*	Trustee	March 12, 2015
J. Michael Hagan*	Trustee	March 12, 2015
Douglas M. Hodge*	Trustee	March 12, 2015
Ronald C. Parker*	Trustee	March 12, 2015
Brent R. Harris*	President (Principal Executive Officer)	March 12, 2015
Trent W. Walker**	Treasurer (Principal Financial and Accounting Officer)	March 12, 2015

*,**By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 20 to the Registration Statement on August 24, 2010, and incorporated by reference herein.
**	Pursuant to power of attorney filed with Post-Effective Amendment No. 65 to the Registration Statement on January 24, 2014, and incorporated by reference herein.